Leases - Schedule of operating lease maturities (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 77.6
2021	64.3
2022	33.1
2023	18.5
2024	11.9
Thereafter	6.1
Total	211.5
Interest	(10.0)
Present value of lease liabilities	$ 201.5
Weighted-average remaining term	3 years 3 months 18 days
Weighted-average discount rate	3.00%